MS P-4
MS PZ-4

                        SUPPLEMENT DATED JANUARY 3, 2006
                             TO THE PROSPECTUSES OF
                        FRANKLIN MUTUAL SERIES FUND INC.
                            Mutual Beacon Fund
                           Mutual Discovery Fund
                           Mutual European Fund
                         Mutual Financial Services Fund
                            Mutual Qualified Fund
                            Mutual Shares Fund
                             dated May 1, 2005

                      The prospectus is amended as follows:

I. The "Management" section is updated to reflect that Charles M. Lahr and Todd
J. Jonasz are co-portfolio managers of the Mutual Financial Services Fund and have equal authority over all aspects of the Fund's investment portfolio.

               Please keep this supplement for future reference